Held-For-Sale Assets - Held For Sale Assets And Liabilities Segment Wise Explanatory (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held For Sale Assets [Line Items]
Held-for-sale assets	R$ 4,391,090	R$ 4,923,187
Held-for-sale Liabilities	494,295	526,870
Operations in Africa [member]
Held For Sale Assets [Line Items]
Held-for-sale assets	4,271,348	4,923,187
Held-for-sale Liabilities	491,225	R$ 526,870
Nonstrategic assets [member]
Held For Sale Assets [Line Items]
Held-for-sale assets	119,742
Held-for-sale Liabilities	R$ 3,070